CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 25,765	$ 7,160
Accounts receivable trade, net (Note 9)	1,804	3,064
Inventories	170	1,598
Prepaid expenses and other assets, net (Note 6)	1,142	2,198
Insurance claims	46	92
Total current assets	28,927	14,112
FIXED ASSETS:
Vessels, net (Note 5)	43,083	71,263
Total fixed assets	43,083	71,263
OTHER NON-CURRENT ASSETS:
Deferred charges, net	1,836	1,117
Equity method investment (Note 4)	4,325	2,970
Total assets	78,171	89,462
CURRENT LIABILITIES:
Accounts payable, trade and other	1,208	1,853
Due to related parties (Notes 3(a),3(b), and 3(d))	$ 331	$ 458
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Dividends payable (Note 7(c))	$ 244	$ 177
Accrued liabilities	1,465	2,420
Unearned revenue	856	184
Total current liabilities	4,104	5,092
Commitments and contingencies (Note 6)
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 100,000,000 shares authorized, 536,342 issued and outstanding as of June 30, 2025, and 533,136 issued and outstanding as of December 31, 2024 (Note 7)	5	5
Common stock, $0.01 par value; 1,000,000,000 shares authorized; 304,448 issued and outstanding as of June 30, 2025, and 300,199 issued and outstanding as of December 31, 2024 (Note 7)	3	3
Additional paid-in capital (Note 7)	110,624	110,270
Accumulated deficit	(36,565)	(25,908)
Total stockholders' equity	74,067	84,370
Total liabilities and stockholders' equity	$ 78,171	$ 89,462